PowerShares Chinese Yuan Dim Sum Bond Portfolio | PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 28, 2013 TO THE
PROSPECTUS DATED MARCH 1, 2013 OF:

PowerShares 1-30 Laddered Treasury Portfolio
PowerShares Build America Bond Portfolio
PowerShares CEF Income Composite Portfolio
PowerShares Chinese Yuan Dim Sum Bond Portfolio
PowerShares Emerging Markets Sovereign Debt Portfolio
PowerShares Fundamental High Yield® Corporate Bond Portfolio
PowerShares Fundamental Investment Grade Corporate Bond Portfolio
PowerShares Insured California Municipal Bond Portfolio
PowerShares Insured National Municipal Bond Portfolio
PowerShares Insured New York Municipal Bond Portfolio
PowerShares International Corporate Bond Portfolio
PowerShares Preferred Portfolio
PowerShares Senior Loan Portfolio
PowerShares VRDO Tax-Free Weekly Portfolio

Citi Custom Dim Sum (Offshore CNY) Bond Index (the "Underlying Index"), the underlying index for the PowerShares Chinese Yuan Dim Sum Bond Portfolio, is changing its methodology to include securities in the Underlying Index with a minimum maturity of one month rather than one year. The change will be effective June 30, 2013, in connection with the Underlying Index's monthly rebalance for July 2013. As a one-time adjustment, any securities removed from the Underlying Index during the monthly rebalances for April, May and June 2013 will be included back in the Underlying Index. Therefore, on June 30, 2013, the Prospectus is revised as follows:

On page 23, the second sentence of the second paragraph in the section titled "Chinese Yuan Dim Sum Bond Portfolio-Summary Information-Principal Investment Strategies" is deleted and replaced with the following:

The Underlying Index, strictly in accordance with its guidelines and mandated procedures, includes securities with a minimum maturity of one month and with an outstanding principal amount of RMB 1 billion.

Please Retain This Supplement For Future Reference.